Trade and Other Receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Beginning of the year	$ 382,456	$ 447,096
Additions	324,219	160,838
Unused amounts reversed	(19,705)	(52,140)
Used during the year	(2,533)	(8,208)
Inflation adjustment	(65,999)	(165,130)
End of the year	$ 618,438	$ 382,456